MET INVESTORS SERIES TRUST

                       Lord Abbett Mid Cap Value Portfolio

                        SUPPLEMENT DATED JULY 1, 2008 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008

     This Supplement is made as of July 1, 2008 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated April 28, 2008.

     The disclosure in Appendix C to the Trust's SAI regarding the other accounts managed by the Lord Abbett Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:


Other Accounts Managed

------------------------- -------------------------------------------------------------- -----------------------------------
                                             Other Accounts Managed                        Accounts with respect to which
                                                                                          the advisory fee is based on the
                                                                                             performance of the account
------------------------- -------------------------------------------------------------- -----------------------------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------

Name of Portfolio            Category of Account       Number of      Total Assets in        Number of       Total Assets
Manager                                               Accounts in       Accounts in         Accounts in     in Accounts in
                                                       Category          Category            Category          Category
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
Howard E. Hansen          Registered Investment           12         $6,614.9 million            0                N/A
                          Companies
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Pooled Investment          3          $457.3 million             0                N/A
                          Vehicles
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Accounts                 1,692       $2,131.8 million            0                N/A
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
Jeff Diamond*             Registered Investment            8         $2,590.7 million            0                N/A
                          Companies
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Pooled Investment          0                N/A                  0                N/A
                          Vehicles
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Accounts                 1,465       $1,059.0 million            0                N/A
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
* The number of other accounts managed shown is as of June 27, 2008. The assets in those accounts are shown as of April 30, 2008.

     The disclosure in Appendix C to the Trust's SAI regarding the ownership of securities by the Lord Abbett Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:


Ownership of Securities

-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
 Portfolio Manager     None     $1-$10,000  $10,001-       $50,001-       $100,001-      $500,001-        Over
                                            $50,000        $100,000       $500,000       $1,000,000       $1,000,000
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------

Howard E. Hansen         X
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
Jeff Diamond             X
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
